Voya Small Cap Growth Fund Performance Management - Class A C I R R6 and W Shares [Member] - Voya Small Cap Growth Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund for the same period. The Fund uses the Russell 3000 ® Index as its primary benchmark in accordance with regulatory disclosure requirements and uses the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses.The Fund is the successor to the TCM Small Cap Fund (the “TCM Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the TCM Predecessor Fund into the Fund on April 1, 2022. The Fund’s performance prior to April 1, 2022 reflects the returns achieved by the TCM Predecessor Fund.The Class A, C, R, R6, and W shares performance shown for the period prior to inception date is the performance of Class I shares adjusted for any differences in expenses between the classes. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
Performance Past Does Not Indicate Future [Text]	 The Fund's past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund for the same period.
Performance Additional Market Index [Text]	 The   Fund  uses the Russell   3000 ®  Index as its primary benchmark   in accordance with   regulatory disclosure requirements and uses the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	 Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns Class I  <br/>(as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:2nd Quarter 202028.32%Worst quarter:1st Quarter 2020-26.02%Year-to-date total return:June 30, 202626.51%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Does Reflect Sales Loads	 However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	 In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Availability Website Address [Text]	https://individuals.voya.com/literature
Performance Availability Phone [Text]	1-800-992-0180
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return:
Bar Chart, Year to Date Return	26.51%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020